Prospectus Supplement

John Hancock Funds II

Supplement dated October 31, 2018 to the current prospectus (the prospectus), as may be supplemented

Global Equity Fund (the fund)

Effective immediately, Doug McGraw no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. McGraw are removed from the prospectus. Paul Boyne and Stephen Hermsdorf will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Prospectus Supplement

John Hancock Funds II

Supplement dated October 31, 2018 to the current Class NAV prospectus (the prospectus), as may be supplemented

Global Equity Fund (the fund)

Effective immediately, Doug McGraw no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. McGraw are removed from the prospectus. Paul Boyne and Stephen Hermsdorf will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated October 31, 2018 to the current Statement of Additional Information (the SAI), as may be supplemented

Global Equity Fund (the fund)

Effective immediately, Doug McGraw no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. McGraw are removed from the SAI. Paul Boyne and Stephen Hermsdorf will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the SAI and retain it for future reference.